RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
IfrsStatementLineItems [Line Items]
Finance costs	$ 27	$ 207	$ 283	$ 639
Dividend Payable [Member]
IfrsStatementLineItems [Line Items]
At March 31, 2025			6,444	6,096
Financing cash flows			(6,444)
Finance costs				348
Disposal of a subsidiary
At March 31, 2026				6,444
Lease Liabilitie [Member]
IfrsStatementLineItems [Line Items]
At March 31, 2025			843	1,827
Financing cash flows			(861)	(1,052)
Finance costs			18	68
Disposal of a subsidiary
At March 31, 2026				843
Amountduetoadirector [Member]
IfrsStatementLineItems [Line Items]
At March 31, 2025		3,407	3,168	2,671
Financing cash flows		(440)	239	497
Finance costs
Disposal of a subsidiary		237
At March 31, 2026		3,204	3,407	3,168
Loan From Former Related Company [Member]
IfrsStatementLineItems [Line Items]
At March 31, 2025		150	150	350
Financing cash flows				(200)
Finance costs
Disposal of a subsidiary		(150)
At March 31, 2026			150	150
Total [Member]
IfrsStatementLineItems [Line Items]
At March 31, 2025		3,557	10,605	10,944
Financing cash flows		(440)	(7,066)	(755)
Finance costs			18	416
Disposal of a subsidiary		87
At March 31, 2026		$ 3,204	$ 3,557	$ 10,605